UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21670

Investment Company Act File Number

Eaton Vance Enhanced Equity Income Fund II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Enhanced Equity Income Fund II

March 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.2%(1)

Security	Shares	Value
Aerospace & Defense — 2.0%
Raytheon Co.	89,388	$13,631,670

		$13,631,670

Air Freight & Logistics — 1.3%
FedEx Corp.	45,974	$8,971,826

		$8,971,826

Auto Components — 1.3%
Delphi Automotive PLC	113,234	$9,114,205

		$9,114,205

Automobiles — 0.5%
Tesla, Inc.(2)	11,399	$3,172,342

		$3,172,342

Banks — 2.0%
JPMorgan Chase & Co.	81,071	$7,121,276
Wells Fargo & Co.	120,839	6,725,899

		$13,847,175

Beverages — 2.1%
Constellation Brands, Inc., Class A	53,104	$8,606,565
PepsiCo, Inc.	50,616	5,661,906

		$14,268,471

Biotechnology — 8.7%
Alexion Pharmaceuticals, Inc.(2)	95,220	$11,544,473
Biogen, Inc.(2)	30,294	8,282,985
Bioverativ, Inc.(2)	94,880	5,167,165
Celgene Corp.(2)	190,431	23,695,329
Incyte Corp.(2)	56,592	7,564,653
Vertex Pharmaceuticals, Inc.(2)	38,658	4,227,252

		$60,481,857

Building Products — 1.0%
Johnson Controls International PLC	166,323	$7,005,525

		$7,005,525

Capital Markets — 2.6%
CBOE Holdings, Inc.	62,809	$5,091,925
Charles Schwab Corp. (The)	221,168	9,025,866
S&P Global, Inc.	32,209	4,211,005

		$18,328,796

Chemicals — 3.0%
Ecolab, Inc.	109,640	$13,742,278
Monsanto Co.	63,145	7,148,014

		$20,890,292

Communications Equipment — 0.8%
Palo Alto Networks, Inc.(2)	46,314	$5,218,662

		$5,218,662

Security	Shares	Value
Distributors — 1.6%
LKQ Corp.(2)	376,508	$11,020,389

		$11,020,389

Energy Equipment & Services — 1.1%
Halliburton Co.	158,373	$7,793,535

		$7,793,535

Food & Staples Retailing — 2.0%
Costco Wholesale Corp.	82,682	$13,864,945

		$13,864,945

Food Products — 3.3%
Blue Buffalo Pet Products, Inc.(2)	419,860	$9,656,780
Pinnacle Foods, Inc.	221,738	12,831,978

		$22,488,758

Health Care Equipment & Supplies — 2.1%
Danaher Corp.	81,195	$6,944,608
Hologic, Inc.(2)	170,574	7,257,924

		$14,202,532

Hotels, Restaurants & Leisure — 1.3%
Starbucks Corp.	158,950	$9,281,091

		$9,281,091

Household Durables — 1.7%
Newell Brands, Inc.	252,326	$11,902,217

		$11,902,217

Internet & Direct Marketing Retail — 6.3%
Amazon.com, Inc.(2)	45,198	$40,069,835
Priceline Group, Inc. (The)(2)	2,122	3,777,096

		$43,846,931

Internet Software & Services — 15.1%
Alphabet, Inc., Class C(2)	62,331	$51,707,305
Facebook, Inc., Class A(2)	271,725	38,598,536
GoDaddy, Inc., Class A(2)	290,857	11,023,480
Grubhub, Inc.(2)	102,182	3,360,766

		$104,690,087

IT Services — 3.8%
Visa, Inc., Class A	294,628	$26,183,590

		$26,183,590

Machinery — 1.7%
Dover Corp.	150,603	$12,100,951

		$12,100,951

Media — 2.5%
Time Warner, Inc.	35,328	$3,451,899
Walt Disney Co. (The)	122,426	13,881,884

		$17,333,783

Oil, Gas & Consumable Fuels — 1.7%
Anadarko Petroleum Corp.	78,295	$4,854,290
EOG Resources, Inc.	31,423	3,065,314
Range Resources Corp.	121,526	3,536,406

		$11,456,010

Security	Shares	Value
Personal Products — 0.7%
Estee Lauder Cos., Inc. (The), Class A	53,818	$4,563,228

		$4,563,228

Pharmaceuticals — 6.2%
Allergan PLC	60,168	$14,375,338
Eli Lilly & Co.	87,744	7,380,148
Johnson & Johnson	57,482	7,159,383
Zoetis, Inc.	260,026	13,877,588

		$42,792,457

Road & Rail — 3.1%
Norfolk Southern Corp.	122,320	$13,696,170
Union Pacific Corp.	73,356	7,769,868

		$21,466,038

Semiconductors & Semiconductor Equipment — 3.7%
Broadcom, Ltd.	77,908	$17,058,736
Texas Instruments, Inc.	103,463	8,334,979

		$25,393,715

Software — 9.5%
Adobe Systems, Inc.(2)	94,092	$12,244,192
Ellie Mae, Inc.(2)	59,316	5,947,615
FireEye, Inc.(2)	328,452	4,141,780
Intuit, Inc.	57,084	6,621,173
Microsoft Corp.	220,860	14,545,840
Proofpoint, Inc.(2)	66,115	4,916,311
salesforce.com, inc.(2)	212,645	17,541,086

		$65,957,997

Specialty Retail — 3.6%
Advance Auto Parts, Inc.	44,561	$6,606,614
Burlington Stores, Inc.(2)	48,837	4,751,352
Home Depot, Inc. (The)	62,027	9,107,424
Ulta Salon, Cosmetics & Fragrance, Inc.(2)	15,313	4,367,727

		$24,833,117

Technology Hardware, Storage & Peripherals — 3.0%
Apple, Inc.	143,456	$20,608,889

		$20,608,889

Textiles, Apparel & Luxury Goods — 0.9%
NIKE, Inc., Class B	114,972	$6,407,390

		$6,407,390

Total Common Stocks (identified cost $505,215,100)		$693,118,471

Short-Term Investments — 0.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.01%(3)	2,363,075	$2,363,548

Total Short-Term Investments (identified cost $2,363,548)		$2,363,548

Total Investments — 100.5% (identified cost $507,578,648)		$695,482,019

Covered Call Options Written — (0.4)%

Exchange-Traded Options — (0.4)%

Security	Number of Contracts	Strike Price	Expiration Date	Value
Adobe Systems, Inc.	470	$135.00	4/21/17	$(17,625)
Advance Auto Parts, Inc.	220	160.00	4/21/17	(6,050)
Alexion Pharmaceuticals, Inc.	475	129.00	4/28/17	(99,750)
Allergan PLC	300	250.00	4/21/17	(27,000)
Alphabet, Inc., Class C	310	850.00	4/7/17	(25,575)
Amazon.com, Inc.	225	887.50	4/28/17	(554,625)
Anadarko Petroleum Corp.	565	64.00	4/28/17	(47,460)
Apple, Inc.	715	144.00	4/7/17	(62,563)
Biogen, Inc.	240	295.00	4/28/17	(73,200)
Bioverativ, Inc.	470	55.00	4/21/17	(74,025)
Blue Buffalo Pet Products, Inc.	2,095	25.00	4/21/17	(31,425)
Broadcom, Ltd.	405	227.50	4/13/17	(25,313)
Burlington Stores, Inc.	240	100.00	4/21/17	(24,600)
CBOE Holdings, Inc.	310	82.50	4/21/17	(15,500)
Celgene Corp.	950	130.00	4/28/17	(123,975)
Charles Schwab Corp. (The)	1,105	44.00	4/7/17	(19,338)
Constellation Brands, Inc., Class A	265	170.00	4/21/17	(39,088)
Costco Wholesale Corp.	410	172.50	4/28/17	(29,725)
Danaher Corp.	405	90.00	5/19/17	(14,175)
Delphi Automotive PLC	565	82.50	4/21/17	(45,200)
Dover Corp.	750	85.00	5/19/17	(65,625)
Ecolab, Inc.	545	130.00	5/19/17	(50,413)
Eli Lilly & Co.	435	87.00	4/7/17	(7,177)
Ellie Mae, Inc.	295	105.00	4/21/17	(22,125)
EOG Resources, Inc.	155	99.00	4/28/17	(28,210)
Estee Lauder Cos., Inc. (The), Class A	265	87.50	4/21/17	(8,612)
Facebook, Inc., Class A	1,355	146.00	4/28/17	(171,408)
FedEx Corp.	135	200.00	4/28/17	(23,490)
FireEye, Inc.	1,640	14.00	4/28/17	(37,720)
GoDaddy, Inc., Class A	1,450	39.00	4/21/17	(47,125)
Grubhub, Inc.	510	37.50	5/19/17	(35,700)
Halliburton Co.	685	52.00	4/28/17	(31,510)
Hologic, Inc.	850	43.00	4/21/17	(42,500)
Home Depot, Inc. (The)	310	150.00	4/21/17	(14,880)
Incyte Corp.	280	150.00	4/21/17	(25,200)
Intuit, Inc.	285	130.00	4/21/17	(712)
Johnson & Johnson	285	132.00	4/28/17	(5,272)
Johnson Controls International PLC	1,250	43.00	4/21/17	(43,750)
JPMorgan Chase & Co.	405	91.50	5/5/17	(27,222)
LKQ Corp.	1,880	32.50	4/21/17	(14,100)
Microsoft Corp.	1,100	65.50	4/7/17	(67,100)
Newell Brands, Inc.	1,495	50.00	4/21/17	(18,688)
NIKE, Inc., Class B	570	58.50	4/28/17	(13,395)
Norfolk Southern Corp.	725	126.00	4/7/17	(16,312)
PepsiCo, Inc.	250	114.00	4/28/17	(16,625)
Pinnacle Foods, Inc.	1,300	60.00	4/21/17	(45,500)
Priceline Group, Inc. (The)	10	1,780.00	4/13/17	(16,450)
Proofpoint, Inc.	330	90.00	4/21/17	(2,475)

Security	Number of Contracts	Strike Price	Expiration Date	Value
Raytheon Co.	490	$160.00	4/21/17	$(5,635)
S&P Global, Inc.	160	135.00	5/19/17	(26,800)
salesforce.com, inc.	1,060	86.00	4/7/17	(28,090)
Starbucks Corp.	790	58.00	4/7/17	(51,350)
Tesla, Inc.	55	280.00	4/21/17	(41,113)
Texas Instruments, Inc.	515	85.00	4/28/17	(25,750)
Ulta Salon, Cosmetics & Fragrance, Inc.	75	295.00	4/21/17	(7,312)
Union Pacific Corp.	365	113.00	4/7/17	(1,460)
Vertex Pharmaceuticals, Inc.	190	116.00	5/5/17	(47,025)
Visa, Inc., Class A	1,470	92.00	5/5/17	(125,442)
Walt Disney Co. (The)	610	115.00	4/28/17	(56,120)
Wells Fargo & Co.	600	58.00	5/5/17	(25,800)
Zoetis, Inc.	1,300	55.00	4/7/17	(9,750)

Total Covered Call Options Written (premiums received $3,563,245)				$(2,707,155)

Other Assets, Less Liabilities — (0.1)%				$(849,197)

Net Assets — 100.0%				$691,925,667

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	A portion of each applicable common stock for which a written call option is outstanding at March 31, 2017 has been pledged as collateral for such written option.

(2)	Non-income producing security.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2017 was $16,752.

Written options activity for the fiscal year to date ended March 31, 2017 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	34,806	$3,691,383
Options written	92,425	9,636,587
Options terminated in closing purchase transactions	(35,740)	(4,783,754)
Options expired	(53,526)	(4,980,971)

Outstanding, end of period	37,965	$3,563,245

At March 31, 2017, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Fund in effect, sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying stock decline.

At March 31, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $2,707,155.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$508,258,997

Gross unrealized appreciation	$193,473,351
Gross unrealized depreciation	(6,250,329)

Net unrealized appreciation	$187,223,022

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$693,118,471 *	$—	$—	$693,118,471
Short-Term Investments	—	2,363,548	—	2,363,548
Total Investments	$693,118,471	$2,363,548	$—	$695,482,019

Liability Description
Covered Call Options Written	$(2,707,155)	$—	$—	$(2,707,155)
Total	$(2,707,155)	$—	$—	$(2,707,155)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2016 whose fair value was determined using Level 3 inputs. At March 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Enhanced Equity Income Fund II

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	May 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	May 23, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 23, 2017